Curian Guidance - Fixed Income 100 Fund Summary (Curian Guidance - Fixed Income 100 Fund)	0 Months Ended
Apr. 25, 2013
Curian Guidance - Fixed Income 100 Fund
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus for the Curian Guidance – Fixed Income 100 Fund, in the section entitled “Principal Investment Strategies,” please add the following asset class and strategy to the “Asset Classes and Strategies” table:

Strategy Narrative [Text Block]	Fixed Income